Property, Plant And Equipment (Schedule Of Net Book Value Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,672	$ 4,344	$ 4,607
Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,007	8,336
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,335	3,992
Customer premise equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,364	3,112	2,807
Customer premise equipment | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,506	5,955
Customer premise equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,142	2,843
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	356	358	347
Digital Cable Terminals And Modems [Member] | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	855	826
Digital Cable Terminals And Modems [Member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	499	468
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65	60	62
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	111	124
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46	64
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	403	428	393
Land And Buildings [Member] | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	641	645
Land And Buildings [Member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	238	217
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	269	285	622
Data Center Infrastructure, Data Processing And Other [Member] | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	679	685
Data Center Infrastructure, Data Processing And Other [Member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	410	400
Construction in progress (not yet in service)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	215	101	$ 376
Construction in progress (not yet in service) | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 215	$ 101